Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives

Depreciation is computed using the straight-line method based upon the estimated useful lives of the respective assets as follows:

Leasehold improvements	Shorter of useful life or term of lease

Signage	5 years

Furniture and equipment	5 years

Computer equipment	5 years

Depreciation is computed using the straight-line method based upon the estimated useful lives of the respective assets as follows:

Leasehold improvements	Shorter of useful life or term of lease

Signage	5 years

Furniture and equipment	5 years

Computer equipment	5 years